Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued liability for employee benefits:
Defined benefit pension plans	$ 295	$ 339
Other long-term employee benefits and deferred compensation	177	152
Other post-employment benefits	300	332
Provisions for litigation and other legal matters	0	0
Contingent consideration	112	142
Other non-current liabilities	56	95
Total provisions and other non-current liabilities	$ 940	$ 1,060